UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, PIN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     November 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $151,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                 DJAIG CMDTY 36  06738C778      555    10326 SH       SOLE                        0        0    10326
GENERAL ELECTRIC CO             COM             369604103      798    19275 SH       SOLE                        0        0    19275
ISHARES TR                      MSCI EAFE IDX   464287465    21828   264295 SH       SOLE                        0        0   264295
ISHARES TR                      RUSSELL 1000    464287622     1415    17058 SH       SOLE                        0        0    17058
ISHARES TR                      RUSSELL1000VAL  464287598     1255    14600 SH       SOLE                        0        0    14600
ISHARES TR                      S&P 500 INDEX   464287200    16132   105460 SH       SOLE                        0        0   105460
ISHARES TR                      S&P EURO PLUS   464287861     1904    15969 SH       SOLE                        0        0    15969
ISHARES TR                      S&P MIDCAP 400  464287507    23725   269057 SH       SOLE                        0        0   269057
ISHARES TR                      S&P SMLCAP 600  464287804     1126    16150 SH       SOLE                        0        0    16150
ISHARES TR                      S&P 500 VALUE   464287408    22044   270613 SH       SOLE                        0        0   270613
ISHARES TR                      S&P MC 400 GRW  464287606     1362    15060 SH       SOLE                        0        0    15060
ISHARES TR                      S&P MIDCP VALU  464287705     1802    21437 SH       SOLE                        0        0    21437
ISHARES TR                      S&P SMLCP VALU  464287879    11813   156565 SH       SOLE                        0        0   156565
ISHARES TR                      DJ SEL DIV INX  464287168     2959    42701 SH       SOLE                        0        0    42701
ISHARES TR                      LEHMAN AGG BND  464287226     3544    35433 SH       SOLE                        0        0    35433
ISHARES TR                      IBOXX INV CPBD  464287242     1746    16553 SH       SOLE                        0        0    16553
JP MORGAN CHASE & CO            COM             46625H100     1264    27579 SH       SOLE                        0        0    27579
LINCOLN NATL CORP IND           COM             534187109     5926    89830 SH       SOLE                        0        0    89830
SPDR TR                         UNIT SER 1      78462F103     4965    32540 SH       SOLE                        0        0    32540
TOWER FINANCIAL CORP            COM             891769101      301    21445 SH       SOLE                        0        0    21445
VANGUARD INDEX FDS              LARGE CAP ETF   922908637     2502    36688 SH       SOLE                        0        0    36688
VANGUARD INDEX FDS              MID CAP ETF     922908629     4778    59997 SH       SOLE                        0        0    59997
VANGUARD INDEX FDS              REIT ETF        922908553     2636    36886 SH       SOLE                        0        0    36886
VANGUARD INDEX FDS              SM CP VAL ETF   922908611     1969    27801 SH       SOLE                        0        0    27801
VANGUARD INDEX FDS              VALUE ETF       922908744     6302    88122 SH       SOLE                        0        0    88122
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858     1270    12237 SH       SOLE                        0        0    12237
VANGUARD INTL EQUITY INDEX F    EURPEAN ETF     922042874     2889    36944 SH       SOLE                        0        0    36944
VANGUARD INTL EQUITY INDEX F    PACIFIC ETF     922042866     2216    30426 SH       SOLE                        0        0    30426
WILLIAMS COS INC DEL            COM             969457100      477    13998 SH       SOLE                        0        0    13998